Related Party Transactions (Details Narrative) - USD ($)	Nov. 21, 2016	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jan. 23, 2013
Related Party Transaction [Line Items]
Due to related parties			$ 179,258	$ 78,000
Loan payable - related parties, current		$ 228,057	163,831	35,943
Loan receivables - related party, current				122,535
Employee [Member]
Related Party Transaction [Line Items]
Loan payable - related parties, current			15,427	15,427
Employee One [Member]
Related Party Transaction [Line Items]
Loan payable - related parties, current			49,447	30,000
Employee Three [Member]
Related Party Transaction [Line Items]
Loan payable - related parties, current			83,275	5,943
SWC Group, Inc. [Member] | Employee [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 40,000
Debt instrument due date	Sep. 30, 2017
LMK Capital LLC [Member]
Related Party Transaction [Line Items]
Loan payable - related parties, current			26,452	0
Loan receivables - related party, current				122,535
Officer [Member]
Related Party Transaction [Line Items]
Outstanding balance			$ 3,000	$ 0